Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Changes In Accumulated Other Comprehensive Income (Loss)

Movements in AOCI for the years ended December 31, 2016 and 2015 were as follows:

	Net change in fair value of derivatives	Actuarial gain (loss) on pension obligations	Total
Balance as of December 31, 2014	$(356)	$(6,539)	$(6,895)
Total other comprehensive income	338	250	588
Balance as of December 31, 2015	$(18)	$(6,289)	$(6,307)
Total other comprehensive income (loss)	5,990	(1,452)	4,538
Balance as of December 31, 2016	$5,972	$(7,741)	$(1,769)